Schedule of Investments (unaudited)
July 31, 2024
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
Glencore PLC	695,643	$ 3,860,010
Canada — 2.2%
Cameco Corp.	106,795	4,858,104
Enbridge, Inc.	121,187	4,535,351
Suncor Energy, Inc.	287,064	11,464,679
		20,858,134
China — 0.8%
BYD Co. Ltd., Class H	135,000	3,996,643
Contemporary Amperex Technology Co. Ltd., Class A	83,500	2,152,164
Tencent Holdings Ltd.	19,800	913,699
		7,062,506
Denmark — 0.4%
Novo Nordisk A/S, Class B	29,154	3,862,698
France — 2.3%
Accor SA	100,176	3,855,085
Cie de Saint-Gobain SA	63,108	5,413,766
EssilorLuxottica SA	21,767	4,981,153
LVMH Moet Hennessy Louis Vuitton SE	10,927	7,707,493
		21,957,497
Germany — 1.3%
adidas AG, Class N	28,812	7,220,208
Mercedes-Benz Group AG, Class N	81,511	5,388,238
		12,608,446
Hong Kong — 0.3%
AIA Group Ltd.	365,200	2,442,770
Italy — 1.9%
Intesa Sanpaolo SpA	1,541,061	6,257,990
UniCredit SpA	277,933	11,416,015
		17,674,005
Japan — 4.5%
Hoya Corp.	73,878	9,256,968
Keyence Corp.	17,000	7,433,422
Komatsu Ltd.	46,100	1,310,511
Mitsubishi UFJ Financial Group, Inc.	518,800	5,992,322
Mitsui & Co. Ltd.	391,700	9,088,962
SMC Corp.	6,800	3,308,643
Toyota Motor Corp.	339,100	6,514,367
		42,905,195
Netherlands — 2.1%
ASML Holding NV	14,302	13,317,612
ING Groep NV	385,885	7,004,177
		20,321,789
South Korea — 0.3%
SK Hynix, Inc.	21,903	3,141,405
Spain — 1.0%
Cellnex Telecom SA(a)	259,285	9,043,007
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	239,000	6,971,938
United Arab Emirates — 0.0%
NMC Health PLC(b)(c)	504	—
United Kingdom — 3.3%
AstraZeneca PLC	43,240	6,869,572
AstraZeneca PLC, ADR	44,942	3,557,159
BAE Systems PLC	765,583	12,768,474
Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	41,209	$ 1,269,032
National Grid PLC	187,304	2,376,546
RELX PLC	94,874	4,477,814
		31,318,597
United States — 66.8%
Adobe, Inc.(c)	25,661	14,155,891
Alphabet, Inc., Class C	137,748	23,851,066
Amazon.com, Inc.(c)(d)	184,986	34,588,682
American Tower Corp.	12,456	2,745,302
Apple, Inc.(d)	127,235	28,256,349
Applied Materials, Inc.	47,511	10,081,834
Autodesk, Inc.(c)	30,482	7,544,905
Bank of America Corp.	256,445	10,337,298
Boston Scientific Corp.(c)	146,142	10,796,971
Broadcom, Inc.	18,528	2,977,079
Bunge Global SA	70,771	7,447,232
CF Industries Holdings, Inc.	77,076	5,887,836
Charles Schwab Corp.	108,775	7,091,042
Chevron Corp.	82,683	13,268,141
Confluent, Inc., Class A(c)	306,489	7,668,355
Costco Wholesale Corp.	9,659	7,939,698
CRH PLC	104,709	8,973,561
D.R. Horton, Inc.	3,177	571,638
Danaher Corp.	56,297	15,598,773
Delta Air Lines, Inc.	154,303	6,638,115
Eaton Corp. PLC	9,769	2,977,493
Eli Lilly & Co.	15,466	12,438,840
Fortive Corp.	93,509	6,718,622
Freeport-McMoRan, Inc.	236,485	10,738,784
Goldman Sachs Group, Inc.	26,398	13,437,374
Hess Corp.	18,680	2,865,886
Ingersoll Rand, Inc.	36,871	3,701,848
Intuitive Surgical, Inc.(c)	17,973	7,990,975
JPMorgan Chase & Co.	64,156	13,652,397
LKQ Corp.	148,220	6,151,130
Marsh & McLennan Cos., Inc.	66,420	14,783,099
Mastercard, Inc., Class A	38,034	17,636,746
Merck & Co., Inc.	97,166	10,992,389
Meta Platforms, Inc., Class A	38,588	18,322,740
Micron Technology, Inc.	101,154	11,108,732
Microsoft Corp.(d)	121,057	50,644,196
NextEra Energy, Inc.	145,096	11,083,883
NVIDIA Corp.	288,634	33,775,951
Oracle Corp.	111,257	15,514,789
Palo Alto Networks, Inc.(c)	7,989	2,594,268
Progressive Corp.	47,404	10,150,144
Sanofi SA	37,390	3,854,628
Sempra	87,592	7,012,615
ServiceNow, Inc.(c)	12,943	10,540,650
Shell PLC	351,091	12,837,340
Shell PLC, ADR	42,585	3,118,074
SPDR S&P Homebuilders ETF	4,163	492,026
Stryker Corp.	24,416	7,995,019
Tesla, Inc.(c)	22,674	5,261,955
TJX Cos., Inc.	99,497	11,245,151
Toll Brothers, Inc.	4,188	597,669
Trane Technologies PLC	23,988	8,018,709
Union Pacific Corp.	4,657	1,149,022
UnitedHealth Group, Inc.	33,768	19,455,771
Valero Energy Corp.	52,582	8,503,561
Visa, Inc., Class A	16,055	4,265,332
Vistra Corp.	49,427	3,915,607
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walmart, Inc.	206,948	$ 14,204,911
Walt Disney Co.	55,948	5,241,768
Wells Fargo & Co.	37,562	2,228,929
		633,638,791
Total Common Stocks — 88.3% (Cost: $744,391,526)		837,666,788
Investment Companies
United States(e) — 0.1%
iShares Core S&P Small-Cap ETF	4,169	493,359
iShares MSCI China ETF	19,824	823,092
Total Investment Companies — 0.1% (Cost: $1,546,270)		1,316,451
Total Long-Term Investments — 88.4% (Cost: $745,937,796)		838,983,239
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(e)(f)	100,672,431	100,672,431
Total Short-Term Securities — 10.6% (Cost: $100,672,431)		100,672,431
Options Purchased — 0.6% (Cost: $6,704,505)		5,410,088
Total Investments Before Options Written — 99.6% (Cost: $853,314,732)		945,065,758
Options Written — (0.2)% (Premiums Received: $(2,113,095))		(2,221,665)
Total Investments, Net of Options Written — 99.4% (Cost: $851,201,637)		942,844,093
Other Assets Less Liabilities — 0.6%		6,074,744
Net Assets — 100.0%		$ 948,918,837

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 56,778,198	$ 43,894,233 (a)	$ —	$ —	$ —	$ 100,672,431	100,672,431	$ 822,113	$ —
iShares Core S&P Small-Cap ETF	—	484,690	—	—	8,669	493,359	4,169	—	—
iShares MSCI China ETF	830,031	—	—	—	(6,939)	823,092	19,824	3,777	—
				$ —	$ 1,730	$ 101,988,882		$ 825,890	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	29	08/29/24	$ 1,456	$ 32,712
Nikkei 225 Index	61	09/12/24	15,813	(202,186)
S&P/TSE 60 Index	4	09/19/24	803	50,705
E-mini Russell 2000 Index	71	09/20/24	8,069	174,820
S&P 500 E-Mini Index	154	09/20/24	42,797	(311,466)
				(255,415)
Short Contracts
CAC 40 Index	18	08/16/24	1,468	23,385
SPI 200 Index	4	09/19/24	529	(23,076)
NASDAQ 100 E-Mini Index	24	09/20/24	9,363	(95,243)
				(94,934)
				$ (350,349)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	2,198,667	USD	2,487,167	BNP Paribas SA	09/18/24	$ 30,820
CHF	2,010,225	USD	2,260,652	Canadian Imperial Bank of Commerce	09/18/24	41,525
CHF	2,435,828	USD	2,738,177	Nomura International PLC	09/18/24	51,415
CHF	11,947,781	USD	13,458,511	Nomura International PLC	09/18/24	224,490
DKK	28,739,971	USD	4,161,768	Citibank N.A.	09/18/24	17,521
GBP	606,182	USD	774,216	Barclays Bank PLC	09/18/24	5,390
GBP	1,000,257	USD	1,282,727	Nomura International PLC	09/18/24	3,696
GBP	1,033,595	USD	1,308,259	Royal Bank of Canada	09/18/24	21,039
GBP	3,592,210	USD	4,575,308	UBS AG	09/18/24	44,604
JPY	491,744,397	USD	3,181,070	Barclays Bank PLC	09/18/24	124,370
JPY	780,409,243	USD	5,125,834	HSBC Bank PLC	09/18/24	119,972
JPY	342,325,887	USD	2,152,422	JPMorgan Chase Bank N.A.	09/18/24	148,646
USD	931,311	CNY	6,626,643	BNP Paribas SA	09/18/24	808
USD	4,730,838	TWD	152,460,720	Citibank N.A.	09/18/24	47,407
USD	395,323	HKD	3,080,055	UBS AG	09/19/24	543
USD	2,929,727	HKD	22,828,060	UBS AG	09/19/24	3,784
						886,030
AUD	2,891,396	USD	1,927,399	Goldman Sachs International	09/18/24	(34,312)
AUD	1,834,017	USD	1,221,243	HSBC Bank PLC	09/18/24	(20,456)
AUD	20,446,495	USD	13,533,699	UBS AG	09/18/24	(146,745)
CAD	2,192,977	USD	1,604,891	HSBC Bank PLC	09/18/24	(14,325)
CAD	2,133,523	USD	1,548,528	JPMorgan Chase Bank N.A.	09/18/24	(1,084)
CAD	2,697,348	USD	1,966,646	JPMorgan Chase Bank N.A.	09/18/24	(10,260)
CAD	10,171,876	USD	7,408,860	UBS AG	09/18/24	(31,200)
EUR	1,713,678	USD	1,865,074	JPMorgan Chase Bank N.A.	09/18/24	(6,375)
SEK	58,731,635	USD	5,623,172	Royal Bank of Canada	09/18/24	(125,765)
USD	4,564,148	EUR	4,224,815	Barclays Bank PLC	09/18/24	(18,195)
USD	14,344,049	EUR	13,293,528	Deutsche Bank AG	09/18/24	(74,456)
USD	2,802,262	EUR	2,607,395	HSBC Bank PLC	09/18/24	(25,786)
USD	3,698,163	JPY	572,915,369	HSBC Bank PLC	09/18/24	(152,897)
USD	1,723,022	KRW	2,365,260,757	UBS AG	09/19/24	(6,721)
						(668,577)
						$ 217,453
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	199	08/02/24	USD	552.00	USD	10,961	$ 66,864
Apple, Inc.	180	08/16/24	USD	220.00	USD	3,997	137,700
Apple, Inc.	800	08/16/24	USD	225.00	USD	17,766	301,568
Eli Lilly & Co.	25	08/16/24	USD	820.00	USD	2,011	64,687
Energy Select Sector SPDR Fund	173	08/16/24	USD	93.00	USD	1,613	34,773
HubSpot, Inc.	36	08/16/24	USD	530.00	USD	1,789	51,660
iShares Biotechnology ETF	58	08/16/24	USD	140.00	USD	858	55,970
Microsoft Corp.	114	08/16/24	USD	465.00	USD	4,769	2,964
Microsoft Corp.	125	08/16/24	USD	445.00	USD	5,229	14,188
SPDR S&P Oil & Gas Exploration & Production ETF	173	08/16/24	USD	155.00	USD	2,533	11,332
Walt Disney Co.	78	08/16/24	USD	105.00	USD	731	5,070
iShares China Large-Cap ETF	162	08/30/24	USD	27.50	USD	416	2,916
TOPIX Index (TPX)	87	09/13/24	JPY	2,900.00	JPY	2,431,006	165,515
Adobe, Inc.	13	09/20/24	USD	610.00	USD	717	13,618
Alphabet, Inc., Class C	96	09/20/24	USD	205.00	USD	1,662	3,552
Alphabet, Inc., Class C	672	09/20/24	USD	195.00	USD	11,636	62,832
Amazon.com, Inc.	370	09/20/24	USD	195.00	USD	6,918	266,400
Amazon.com, Inc.	84	09/20/24	USD	215.00	USD	1,571	16,968
Apple, Inc.	292	09/20/24	USD	235.00	USD	6,485	116,800
Apple, Inc.	347	09/20/24	USD	225.00	USD	7,706	273,262
Apple, Inc.	461	09/20/24	USD	240.00	USD	10,238	120,782
Applied Materials, Inc.	29	09/20/24	USD	260.00	USD	615	4,727
Autodesk, Inc.	18	09/20/24	USD	260.00	USD	446	13,230
Confluent, Inc., Class A	185	09/20/24	USD	33.00	USD	463	14,338
Costco Wholesale Corp.	7	09/20/24	USD	920.00	USD	575	1,953
Eli Lilly & Co.	9	09/20/24	USD	960.00	USD	724	5,175
iShares Russell 2000 ETF	596	09/20/24	USD	225.00	USD	13,342	491,402
JPMorgan Chase & Co.	62	09/20/24	USD	215.00	USD	1,319	36,425
Mastercard, Inc., Class A	25	09/20/24	USD	465.00	USD	1,159	35,563
Meta Platforms, Inc., Class A	8	09/20/24	USD	560.00	USD	380	5,360
Meta Platforms, Inc., Class A	99	09/20/24	USD	500.00	USD	4,701	211,117
Micron Technology, Inc.	29	09/20/24	USD	140.00	USD	318	2,465
Micron Technology, Inc.	192	09/20/24	USD	120.00	USD	2,109	75,360
Microsoft Corp.	148	09/20/24	USD	445.00	USD	6,192	76,960
Novo Nordisk A/S, ADR	176	09/20/24	USD	145.00	USD	2,334	52,448
Novo Nordisk A/S, ADR	183	09/20/24	USD	140.00	USD	2,427	80,977
NVIDIA Corp.	384	09/20/24	USD	120.00	USD	4,494	372,480
Oracle Corp.	75	09/20/24	USD	155.00	USD	1,046	16,800
UnitedHealth Group, Inc.	42	09/20/24	USD	580.00	USD	2,420	75,810
Walmart, Inc.	196	09/20/24	USD	75.00	USD	1,345	7,056
Apple, Inc.	298	10/18/24	USD	230.00	USD	6,618	227,970
LVMH Moet Hennessy Louis Vuitton SE	50	10/18/24	EUR	690.00	EUR	3,265	92,397
Walt Disney Co.	227	10/18/24	USD	110.00	USD	2,127	23,949
Humana, Inc.	43	11/15/24	USD	395.00	USD	1,555	62,565
							3,775,948
Put
Boston Scientific Corp.	67	08/16/24	USD	70.00	USD	495	1,843
NVIDIA Corp.	65	08/16/24	USD	110.00	USD	761	15,535
Microsoft Corp.	191	09/20/24	USD	400.00	USD	7,990	124,627
NVIDIA Corp.	440	09/20/24	USD	105.00	USD	5,149	223,300
NVIDIA Corp.	499	09/20/24	USD	100.00	USD	5,839	179,640
Alphabet, Inc., Class C	299	10/18/24	USD	155.00	USD	5,177	57,557
Merck & Co., Inc.	380	10/18/24	USD	110.00	USD	4,299	108,870
SPDR S&P 500 ETF Trust	508	10/18/24	USD	550.00	USD	27,981	688,920
SPDR S&P 500 ETF Trust	40	10/18/24	USD	555.00	USD	2,203	55,120
							1,455,412
							$ 5,231,360

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Dynamic Equity Fund

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
S&P 500 Index	Citibank N.A.	1,212	09/20/24	USD	5,200.00	USD	6,693	$ 36,445
S&P 500 Index	UBS AG	1,224	10/18/24	USD	5,400.00	USD	6,759	97,209
S&P 500 Index	UBS AG	383	11/15/24	USD	5,450.00	USD	2,115	45,074
								$ 178,728
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	292	08/16/24	USD	230.00	USD	6,485	$ (86,432)
Apple, Inc.	227	08/16/24	USD	215.00	USD	5,041	(240,052)
Apple, Inc.	70	08/16/24	USD	240.00	USD	1,555	(5,950)
Boston Scientific Corp.	67	08/16/24	USD	80.00	USD	495	(503)
Eli Lilly & Co.	25	08/16/24	USD	920.00	USD	2,011	(8,788)
HubSpot, Inc.	36	08/16/24	USD	630.00	USD	1,789	(6,210)
JPMorgan Chase & Co.	180	08/16/24	USD	220.00	USD	3,830	(17,460)
SPDR S&P Oil & Gas Exploration & Production ETF	173	08/16/24	USD	170.00	USD	2,533	(2,941)
iShares China Large-Cap ETF	162	08/30/24	USD	30.00	USD	416	(729)
TOPIX Index (TPX)	87	09/13/24	JPY	3,000.00	JPY	2,431,006	(58,656)
Amazon.com, Inc.	370	09/20/24	USD	220.00	USD	6,918	(52,540)
Apple, Inc.	284	09/20/24	USD	245.00	USD	6,307	(48,564)
iShares Russell 2000 ETF	596	09/20/24	USD	245.00	USD	13,342	(121,584)
Meta Platforms, Inc., Class A	99	09/20/24	USD	580.00	USD	4,701	(43,312)
Microsoft Corp.	148	09/20/24	USD	490.00	USD	6,192	(6,272)
NextEra Energy, Inc.	76	09/20/24	USD	80.00	USD	581	(10,982)
NVIDIA Corp.	220	09/20/24	USD	130.00	USD	2,574	(133,650)
NVIDIA Corp.	294	09/20/24	USD	145.00	USD	3,440	(85,554)
NVIDIA Corp.	769	09/20/24	USD	140.00	USD	8,999	(284,531)
Apple, Inc.	298	10/18/24	USD	255.00	USD	6,618	(42,018)
NVIDIA Corp.	365	10/18/24	USD	150.00	USD	4,271	(127,750)
							(1,384,478)
Put
Amazon.com, Inc.	63	08/16/24	USD	160.00	USD	1,178	(5,072)
Boston Scientific Corp.	135	08/16/24	USD	65.00	USD	997	(2,025)
Eli Lilly & Co.	13	08/16/24	USD	700.00	USD	1,046	(5,525)
HubSpot, Inc.	36	08/16/24	USD	430.00	USD	1,789	(13,320)
iShares Biotechnology ETF	58	08/16/24	USD	130.00	USD	858	(870)
Meta Platforms, Inc., Class A	25	08/16/24	USD	400.00	USD	1,187	(6,063)
Microsoft Corp.	62	08/16/24	USD	390.00	USD	2,594	(7,874)
Nice Ltd.	23	08/16/24	USD	190.00	USD	416	(32,315)
NVIDIA Corp.	101	08/16/24	USD	90.00	USD	1,182	(2,475)
Vista Energy Corp.	170	08/16/24	USD	72.50	USD	1,347	(34,425)
Walt Disney Co.	78	08/16/24	USD	90.00	USD	731	(14,625)
Amazon.com, Inc.	154	09/20/24	USD	155.00	USD	2,879	(19,096)
Meta Platforms, Inc., Class A	37	09/20/24	USD	400.00	USD	1,757	(20,535)
Micron Technology, Inc.	192	09/20/24	USD	90.00	USD	2,109	(19,008)
Microsoft Corp.	62	09/20/24	USD	380.00	USD	2,594	(19,065)
Microsoft Corp.	191	09/20/24	USD	370.00	USD	7,990	(35,621)
NVIDIA Corp.	384	09/20/24	USD	90.00	USD	4,494	(65,280)
NVIDIA Corp.	499	09/20/24	USD	80.00	USD	5,839	(41,916)
Alphabet, Inc., Class C	299	10/18/24	USD	140.00	USD	5,177	(17,043)
LVMH Moet Hennessy Louis Vuitton SE	22	10/18/24	EUR	590.00	EUR	1,437	(18,333)
Merck & Co., Inc.	182	10/18/24	USD	100.00	USD	2,059	(12,740)
NVIDIA Corp.	317	10/18/24	USD	85.00	USD	3,710	(55,950)
SPDR S&P 500 ETF Trust	40	10/18/24	USD	510.00	USD	2,203	(15,360)
SPDR S&P 500 ETF Trust	508	10/18/24	USD	500.00	USD	27,981	(151,892)
Tesla, Inc.	91	10/18/24	USD	200.00	USD	2,112	(72,345)
Tesla, Inc.	123	10/18/24	USD	175.00	USD	2,854	(39,052)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Walt Disney Co.	227	10/18/24	USD	90.00	USD	2,127	$ (69,802)
Humana, Inc.	43	01/17/25	USD	310.00	USD	1,555	(39,560)
							(837,187)
							$ (2,221,665)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 3,860,010	$ —	$ 3,860,010
Canada	20,858,134	—	—	20,858,134
China	—	7,062,506	—	7,062,506
Denmark	—	3,862,698	—	3,862,698
France	—	21,957,497	—	21,957,497
Germany	—	12,608,446	—	12,608,446
Hong Kong	—	2,442,770	—	2,442,770
Italy	—	17,674,005	—	17,674,005
Japan	—	42,905,195	—	42,905,195
Netherlands	—	20,321,789	—	20,321,789
South Korea	—	3,141,405	—	3,141,405
Spain	—	9,043,007	—	9,043,007
Taiwan	—	6,971,938	—	6,971,938
United Arab Emirates	—	—	—	—
United Kingdom	3,557,159	27,761,438	—	31,318,597
United States	616,946,823	16,691,968	—	633,638,791
Investment Companies	1,316,451	—	—	1,316,451
Short-Term Securities
Money Market Funds	100,672,431	—	—	100,672,431
Options Purchased
Equity Contracts	5,231,360	178,728	—	5,410,088
	$ 748,582,358	$ 196,483,400	$ —	$ 945,065,758

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 225,525	$ 56,097	$ —	$ 281,622
Foreign Currency Exchange Contracts	—	886,030	—	886,030
Liabilities
Equity Contracts	(2,628,374)	(225,262)	—	(2,853,636)
Foreign Currency Exchange Contracts	—	(668,577)	—	(668,577)
	$ (2,402,849)	$ 48,288	$ —	$ (2,354,561)

(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
Schedule of Investments